Equity (Details 6) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 7,528	$ 24,884	$ 36,623
Weighted average number of outstanding shares	12,898,762,128	13,022,289,244	13,044,201,261
Basic earnings per share	$ 0.58	$ 1.91	$ 2.81
Diluted earnings per share	0.58	1.91	2.81
Basic and diluted earnings (losses) per ADS equivalent	$ 1.16	$ 3.82	$ 5.62
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 4,343	$ 14,221	$ 20,895
Weighted average number of outstanding shares	7,442,231,382	7,442,231,382	7,442,231,382
Basic earnings per share	$ 0.58	$ 1.91	$ 2.81
Diluted earnings per share	0.58	1.91	2.81
Basic and diluted earnings (losses) per ADS equivalent	$ 1.16	$ 3.82	$ 5.62
Preference shares [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to owners of parent	$ 3,185	$ 10,663	$ 15,728
Weighted average number of outstanding shares	5,456,530,746	5,580,057,862	5,601,969,879
Basic earnings per share	$ 0.58	$ 1.91	$ 2.81
Diluted earnings per share	0.58	1.91	2.81
Basic and diluted earnings (losses) per ADS equivalent	$ 1.16	$ 3.82	$ 5.62